UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21650

ASA Gold and Precious Metals Limited

(Exact name of registrant as specified in charter)

400 S. El Camino Real, Suite 710, San Mateo, CA	94402-1708

(Address of principal executive offices)	(Zip Code)

JPMorgan Chase Bank, N A
3 MetroTech Center, 6th Floor
Brooklyn, NY 11245

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(650) 376-3135

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

ASA Gold and Precious Metals Limited

Schedules of Investments (Unaudited)

August 31, 2018 and August 31, 2017

	2018			2017
Name of Company	Shares / Warrants	Value	Percent of Net Assets	Shares / Warrants	Value	Percent of Net Assets

Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies
Australia
Newcrest Mining Limited	1,015,000	$14,042,525	7.2%	1,015,000	$18,879,000	6.9%
Perseus Mining Limited, (1)	-	-	-	7,067,700	1,755,247	0.6
		14,042,525	7.2		20,634,247	7.5

Canada
Agnico Eagle Mines Limited	450,000	15,534,000	8.0	450,000	23,067,000	8.4
Alacer Gold Corp., (1)	2,500,000	4,522,979	2.3	2,500,000	4,386,141	1.6
Alamos Gold Inc.	875,000	3,850,282	2.0	875,000	7,290,206	2.7
Asanko Gold Inc., (1)	-	-	-	665,000	820,429	0.3
Atlantic Gold Corporation – 144A, (1)(2)	2,750,000	3,689,294	1.9	2,750,000	3,458,842	1.3
B2Gold Corp., (1)	1,594,338	3,740,024	1.9	1,594,338	4,380,997	1.6
Barrick Gold Corporation	1,125,000	11,722,500	6.0	1,125,000	20,238,750	7.4
Belo Sun Mining Corp., (1)	2,600,000	468,397	0.2	2,600,000	1,374,725	0.5
Detour Gold Corporation, (1)	450,000	3,677,412	1.9	450,000	6,301,622	2.3
Eldorado Gold Corporation (3)	-	-	-	1,546,570	3,185,934	1.2
Franco-Nevada Corporation	160,000	10,232,052	5.3	160,000	13,094,813	4.8
Goldcorp Inc.	932,400	10,107,216	5.2	932,400	12,820,500	4.7
Golden Star Resource Ltd., (1)	2,900,000	2,134,400	1.1	-	-	-
Guyana Goldfields Inc., (1)	619,500	1,752,428	0.9	807,300	3,233,727	1.2
IAMGOLD Corp., (1)	675,000	2,754,000	1.4	-	-	-
Kinross Gold Corporation, (1)	800,000	2,400,000	1.2	800,000	3,648,000	1.3
New Gold Inc., (1)	500,000	485,550	0.2	500,000	1,880,000	0.7
OceanaGold Corporation	2,654,013	7,853,494	4.0	2,654,013	8,249,606	3.0
Pretium Resources Inc., (1)	725,000	6,010,250	3.1	725,000	6,017,500	2.2
Roxgold Inc., (1)	2,827,200	2,102,330	1.1	2,827,200	2,921,761	1.1
Semafo Inc., (1)	900,000	2,256,123	1.2	900,000	2,537,953	0.9
Tahoe Resources Inc. (3)	708,200	2,437,670	1.3	708,200	3,381,432	1.2
TMAC Resources Inc., (1)	26,500	95,684	0.0	26,500	187,883	0.1
TMAC Resources Inc. – 144A, (1)(2)	185,000	667,983	0.3	185,000	1,311,636	0.5
Torex Gold Resources Inc., (1)	330,000	2,228,755	1.1	330,000	5,572,922	2.0
Torex Gold Resources Inc. - 144A, (1)(2)	130,000	877,995	0.5	125,000	2,110,955	0.8
		101,600,817	52.2		141,473,334	51.6

Cayman Islands
Endeavour Mining Corporation, (1)	250,000	3,796,619	2.0	250,000	4,966,954	1.8

Channel Islands
Lydian International Limited, (1)	1,780,000	272,912	0.1	1,780,000	520,489	0.2
Lydian International Limited – 144A, (1)(2)	12,593,775	1,930,894	1.0	6,879,300	2,011,572	0.7
Randgold Resources Limited - ADRs	229,100	14,957,939	7.7	254,100	26,042,709	9.5
		17,161,746	8.8		28,574,769	10.4

Peru
Compañia de Minas Buenaventura S.A.A. - ADRs	699,000	8,800,410	4.5	699,000	9,387,570	3.4

South Africa
AngloGold Ashanti Limited	898,420	7,106,502	3.7	898,420	9,109,979	3.3
Gold Fields Limited	1,029,577	2,563,647	1.3	1,029,577	4,591,913	1.7
Sibanye-Stillwater	1,092,174	644,383	0.3	1,029,577	1,647,323	0.6
		10,314,532	5.3		15,349,215	5.6

United States
Newmont Mining Corporation	570,368	17,698,519	9.1	570,368	21,867,909	8.0
Royal Gold, Inc.	165,000	12,582,900	6.5	190,000	17,723,200	6.5
		30,281,419	15.6		39,591,109	14.4
Total gold mining, exploration, development and royalty companies (Cost $194,725,895 - 2018, $206,191,394 - 2017)		185,998,067	95.6		259,977,199	94.7

Silver mining, exploration and development companies
Canada
MAG Silver Corp., (1)	325,000	2,498,946	1.3	275,000	3,454,436	1.3
Total silver mining, exploration and development companies (Cost $2,541,688 - 2018, $2,007,500 - 2017)		2,498,946	1.3		3,454,436	1.3
Total gold and silver investments (Cost $197,267,583 - 2018, $208,198,894 - 2017)		$188,497,013	96.9%		$263,431,635	96.0%

The notes to financial statements form an integral part of these statements.

1

ASA Gold and Precious Metals Limited

Schedules of Investments (Unaudited) (Continued)

August 31, 2018 and August 31, 2017

	2018			2017
Name of Company	Shares / Warrants	Value	Percent of Net Assets	Shares / Warrants	Value	Percent of Net Assets

Diamond Mining, Exploration and Development Companies
Bermuda
Petra Diamonds Limited, (1)	1,000,000	$445,479	0.2%	1,000,000	1,217,454	0.4%

Canada
Stornoway Diamond Corporation, (1)	1,389,500	372,820	0.2	1,389,500	846,000	0.3
Stornoway Diamond Corporation – 144A, (1)(2)	9,698,550	2,602,240	1.3	9,698,550	5,904,985	2.2
		2,975,060	1.5		6,750,986	2.5
Total diamond mining, exploration and development companies (Cost $9,760,780 - 2018, $10,222,660 - 2017)		3,420,540	1.8		7,968,439	2.9

Total common shares (Cost $207,028,364 - 2018, $218,421,554 - 2017)		191,917,552	98.7		271,400,074	98.9

Warrants
Gold and Silver Investments
Gold mining, exploration, development and royalty companies
Channel Islands
Lydian International Limited, C$0.36 Warrants, 11/27/2017, (1)	-	-	-	555,000	8,892	0.0
Lydian International Limited, C$0.36 Warrants, 11/27/2017 – 144A, (1)(2)	-	-	-	5,159,475	82,667	0.0
		-	-		91,560	0.0
Total gold mining, exploration, development and royalty companies (Cost $0 - 2017, $259,282 - 2017)		-	-		91,560	0.0
Total warrants (Cost $0 - 2017, $259,282 - 2017)		-	-		91,560	0.0

Total investments (Cost $207,028,364 - 2018, $218,680,836 - 2017), (4)		191,917,552	98.7		271,491,634	98.9
Cash, receivables, and other assets less liabilities		2,600,599	1.3		2,933,797	1.1
Net assets		$194,518,151	100.0%		$274,425,431	100.0%

(1)	Non-income producing security.
(2)	Restricted security.
(3)	Non-income producing security in 2018 only.
(4)	Cost of investments shown approximates adjusted basis for U.S. federal income tax purposes, determined in accordance with U.S. federal income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2018 were $50,388,940 and $65,499,751, respectively, resulting in net unrealized appreciation on investments of $(15,110,812). Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2017 were $96,332,571 and $43,521,772, respectively, resulting in net unrealized appreciation on investments of $52,810,798.

ADR - American Depository Receipt.

May not total due to independent rounding.

The notes to financial statements form an integral part of these statements.

2

Notes to Financial Statements (Unaudited)

Nine months ended August 31, 2018 and August 31, 2017

1. Organization

ASA Gold and Precious Metals Limited (the “Company”) is a closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as an exempted limited liability company under the laws of Bermuda.

2. Investment objective and strategy

The Company is a non-diversified, closed-end, internally managed fund that seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals.

It is a fundamental policy of the Company that at least 80% of its total assets must be (i) invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion.

The Company employs bottom-up fundamental analysis and relies on detailed primary research including meetings with company executives, site visits to key operating assets, and proprietary financial analysis in making its investment decisions.

3. Summary of significant accounting policies

The following is a summary of the significant accounting policies:

A. Security valuation

The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) or the Toronto Stock Exchange (the “TSX”), whichever is later, on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available. Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.

Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.

Where the Company holds securities listed on foreign stock exchanges and American Depository Receipts (“ADRs”) representing these securities are actively traded in U.S. markets, the securities normally are fair valued based on the last reported sales price of the ADRs.

The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

B. Restricted securities

At August 31, 2018 and August 31, 2017, the Company held investments in restricted securities of 5.02% and 5.42% of net assets, respectively, valued in accordance with procedures approved by the Company’s Board of Directors as follows:

3

Notes to Financial Statements (Unaudited) (Continued)

Nine months ended August 31, 2018 and August 31, 2017

Restricted Securities August 31, 2018
Shares/ Warrants	Cost	Issuer	Value Per Unit	Value	Acquisition Date

5,000	$51,131	Torex Gold Resources, Inc. – 144A	$6.75	$33,769	01/31/2018
5,714,475	1,869,119	Lydian International Limited – 144A	0.15	876,151	11/21/2017
1,841,350	1,490,038	Stornoway Diamond Corporation – 144A	0.27	494,057	06/21/2016
6,879,300	1,269,275	Lydian International Limited – 144A	0.15	1,054,743	05/26/2016
2,750,000	1,285,447	Atlantic Gold Corporation – 144A	1.34	3,689,294	05/09/2016
185,000	898,101	TMAC Resources, Inc. – 144A	3.61	667,983	06/26/2015
7,857,200	4,641,822	Stornoway Diamond Corporation – 144A	0.27	2,108,184	07/08/2014
125,000	1,351,000	Torex Gold Resources, Inc. – 144A	6.75	844,226	01/22/2014

Restricted Securities August 31, 2017
Shares/ Warrants	Cost	Issuer	Value Per Unit	Value	Acquisition Date

1,841,350	$1,490,038	Stornoway Diamond Corporation – 144A	$0.61	$1,121,110	06/21/2016
6,879,300	1,269,275	Lydian International Limited – 144A	0.29	2,011,572	05/26/2016
5,159,475	234,540	Lydian International Limited, C$0.36 Warrants, 11/27/2017 – 144A	0.02	82,667	05/26/2016
2,750,000	1,285,447	Atlantic Gold Corporation – 144A	1.26	3,458,842	05/09/2016
185,000	898,101	TMAC Resources, Inc. – 144A	7.09	1,311,636	06/26/2015
7,857,200	4,641,822	Stornoway Diamond Corporation – 144A	0.61	4,783,875	07/08/2014
125,000	1,351,000	Torex Gold Resources, Inc. – 144A	16.89	2,110,955	01/22/2014

C. Fair value measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	–	Unadjusted quoted prices in active markets for assets or liabilities that the Company has the ability to access.
Level 2	–	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
4

Notes to Financial Statements (Unaudited) (Continued)

Nine months ended August 31, 2018 and August 31, 2017

Level 3	–	Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 and August 31, 2017 in valuing the Company’s investments at fair value:

Investment in Securities Measurements at August 31, 2018
Description (1)	Level 1	Level 2	Level 3	Total

Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies	$154,474,845	$31,523,222	$-	$185,998,067
Silver mining, exploration and development companies	2,498,946	-	-	2,498,946
Diamond Mining, Exploration and Development Companies	818,299	2,602,240	-	3,420,539
Total Investments	$157,792,090	$34,125,462	$-	$191,917,552

Transfers into and out of levels are recognized at the end of the period. During the nine months ended August 31, 2018, there were no transfers into and out of Levels 1, 2, and 3.

(1)	See schedules of investments for country classifications.

May not total due to independent rounding.

Investment in Securities Measurements at August 31, 2017
Description (1)	Level 1	Level 2	Level 3	Total

Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies	$216,855,977	$43,121,221	$-	$259,977,199
Silver mining, exploration and development companies	3,454,436	-	-	3,454,436
Diamond Mining, Exploration and Development Companies	2,063,454	5,904,985	-	7,968,439
Total Common Shares	222,373,867	49,026,206	-	271,400,074

Warrants
Gold mining, exploration, development and royalty companies	8,892	82,667	-	91,560
Total Investments	$222,382,759	$49,108,873	$-	$271,491,634

Transfers into and out of levels are recognized at the end of the period. During the nine months ended August 31, 2017, there were no transfers into and out of Levels 1, 2, and 3.

(1)	See schedules of investments for country classifications.

May not total due to independent rounding.

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and its Principal Financial Officer, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Gold and Precious Metals Limited

By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer
(Principal Executive Officer)

Date: October 1, 2018

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer
(Principal Executive Officer)

Date: October 1, 2018

By	/s/ David S. Lin

David S. Lin
Chief Financial Officer
(Principal Financial Officer)

Date: October 1, 2018